Trading Liabilities	12 Months Ended
Mar. 31, 2020
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Trading Liabilities
17	TRADING LIABILITIES
Trading liabilities at March 31, 2020 and 2019 consisted of the following:

	At March 31,
	2020	2019
	(In millions)
Debt instruments “short position”	¥1,915,687	¥1,835,860
Equity instruments “short position”	102,797	162,834

Total trading liabilities	¥2,018,484	¥1,998,694

Trading liabilities include the instruments classified as held for trading. Trading debt instruments mainly consist of Japanese government bonds. Trading equity instruments mainly consist of publicly traded Japanese stocks.